Financial liabilities - Financial liabilities - Disclosure of the main data and assumptions, OCEANE convertible loan notes (Details) (Details) - Oceane € in Thousands	Aug. 24, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Jul. 30, 2021 € / shares
Disclosure of financial liabilities [line items]
Fair value of convertible notes | €	€ 1,762	€ 142
Risk-free rate | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.0322	0.0305
Credit spread | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.1398	0.1475	0.1400
Ordinary share price (in euro per share) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities | € / shares	16.74	6.18	31.50
Volatility | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.37	0.4401	0.53
Dividend | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0	0